Equity - Additional Information (Details) $ / shares in Units, shares in Thousands		1 Months Ended				12 Months Ended
	Jul. 27, 2023	Nov. 30, 2023 shares	May 31, 2023 shares	May 31, 2022 shares	May 31, 2021 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 kr / shares	Dec. 31, 2022 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of warrants							$ 38,503,000
Other contributed capital						$ 1,628,045,000			$ 1,628,045,000
Other reserves						(233,200,000)
Change in fair value recognized in consolidated statement of other comprehensive loss						(72,656,000)
Accumulated deficit						(1,060,952,000)			$ (665,524,000)
Percentage of share capital owned in subsidiary	100.00%
Share capital percentage	40.00%
Non-controlling interests						$ 1,787,000
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding | shares						65,965			68,847
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding | shares						249			107
Other Reserves
Disclosure Of Classes Of Share Capital [Line Items]
Other reserves									$ (171,500)
Change in fair value recognized in consolidated statement of other comprehensive loss						$ (72,700)
Foreign Currency Translation Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Other reserves						$ (160,500)
2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, granted | shares					69,497
Shares issued in exercise of warrants | shares			2,882	650
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding | shares						595,060			592,320
Par value | (per share)						$ 0.00018		kr 0.0015
Ordinary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued to convert loan | shares			2,882
American Depositary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued to convert loan | shares		805	1,935